Subsequent Events (Details Narrative) - USD ($)															3 Months Ended		12 Months Ended
	Jul. 22, 2021	May 18, 2021	Apr. 17, 2021	Apr. 08, 2021	Apr. 07, 2021	Apr. 05, 2021	Mar. 02, 2021	Feb. 23, 2021	Feb. 18, 2021	Feb. 04, 2021	Jan. 25, 2021	May 04, 2020	Apr. 15, 2020	Apr. 07, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 04, 2021	May 24, 2021	Jan. 29, 2021
Stock issued for services, value																		$ 738,300
Stock issued during period, value																		2,039,303
Revenues															$ 2,565,162	$ 1,953,346	$ 15,781,319	12,523,432
Bankruptcy description																	On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the "Bankruptcy Code"). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000.
Cash payments																	$ (180,489)
Debt instrument, unamortized discount															$ 10,000,762		$ 349,341
Common stock, par value															$ 0.001		$ 0.001	$ 0.001
Cash compensation															$ 8,697,502	$ 1,319,511	$ 3,241,554	$ 2,299,915
Convertible Notes Payable [Member]
Debt instrument percentage								6.00%			6.00%
Debt instrument, conversion price								$ 4.847			$ 2.00
Debt instrument, conversion rate								12.00%			12.00%
Cash compensation description								The Placement Agent received cash compensation of $900,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).			The Placement Agent received cash compensation of $1,080,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).
Cash compensation								$ 900,000			$ 1,080,000
Common Stock [Member]
Stock issued for services, shares																		291,736
Stock issued for services, value																		$ 292
Employees [Member]
Stock issued for services, shares															1,262,872
Stock issued for services, value															$ 3,292,190
Paycheck Protection Program [Member]
Proceeds from loan												$ 62,500	$ 789,852
Debt instrument percentage												1.00%	1.00%
Warrant Exercise Agreement [Member]
Warrant description															Subject to the terms of Agreement, (i) Hudson Bay shall pay to the Company an amount equal to the exercise price in effect as of the date of such exercise multiplied by 2,870,000 shares (as adjusted for any share split or similar transaction after the date hereof) (the "Exercised Warrant Shares") and (ii) the Company shall issue and deliver Incentive Warrants to Hudson Bay to initially purchase an aggregate number of shares equal to the number of Exercised Warrant Shares, which number of shares shall be subject to adjustment upon the exercise of further shares pursuant to the January Warrants.
Warrant Exercise Agreement [Member] | BHP Capital NY Inc [Member]
Warrant description															Subject to the terms of Agreement, (i) BHP shall pay to the Company an amount equal to the exercise price in effect as of the date of such exercise multiplied by 1,500,000 shares (as adjusted for any share split or similar transaction after the date hereof) (the “Exercised Warrant Shares”) and (ii) the Company shall issue and deliver Incentive Warrants to BHP to initially purchase an aggregate number of shares equal to the number of Exercised Warrant Shares, which number of shares shall be subject to adjustment upon the exercise of further shares pursuant to the January Warrants.
Securities Purchase Agreement [Member]
Warrants term																					5 years
Securities Purchase Agreement [Member] | BHP Capital NY Inc [Member] | Investor [Member]
Stock issued during period, shares														10,700
Debt instrument, face amount														$ 168,000
Debt instrument, unamortized discount														$ 18,000
Debt instrument, conversion price														$ 2.05
Purchase Agreement [Member] | Investor [Member] | Warrant [Member]
Warrant, exercise price								$ 3.722			$ 2.00
Investor purchase percent								900.00%			250.00%
Warrants price								$ 3.722			$ 2.00
Warrants purchase								18,568,188			15,000,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Debt instrument, conversion price	$ 4.00
Debt instrument, conversion rate	18.00%
Cash compensation description	The Placement Agent received cash compensation of $1000,000 plus a Note of $8,000,000 which is deferred and only due upon the closing of the merger (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).
Cash compensation	$ 1,000,000
Subsequent Event [Member] | Warrant [Member]
Stock issued during period, shares									25,000
Stock issued during period, value									$ 50,000
Subsequent Event [Member] | Employees [Member]
Stock issued for services, shares							30,000		13,705	255,000
Stock issued for services, value							$ 40,800		$ 52,764	$ 351,900
Stock issued during period, shares								450,000
Stock issued during period, value								$ 792,000
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 1 [Member]
Earn-out target description			In the event that the Company (1) develops a minimally viable product for the NFT Technology to validate the utility of the product/platform with features to attract and transact with customers and (2) is successful on-boarding a minimum of 10 approved influential celebrities on or before December 31, 2021, the Company shall issue to Emmersive and/or Emmersive's Shareholders, 1,000,000 Conditional Preferred Units, with Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 2 [Member]
Earn-out target description			In the event that the Company generates a minimum of $7,000,000 in annualized booked revenues inclusive of revenues generated from the celebrities onboarded by the Company (collectively "Attributed Revenue") in any three-calendar-month period ending on or before March 31, 2022 (i.e. more than $1,750,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive's Shareholders 1,000,000 Conditional Preferred Units, with the Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 3 [Member]
Earn-out target description			In the event that the Company generates a minimum of $28,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2022 (i.e. more than $7,000,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive's Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 4 [Member]
Earn-out target description			In the event that the Company generates a minimum of $62,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2023 (i.e. more than $15,500,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive's Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Maximum [Member] | Earn-Out Target 2 [Member]
Revenues			$ 1,750,000
Subsequent Event [Member] | Shareholders [Member] | Maximum [Member] | Earn-Out Target 3 [Member]
Revenues			7,000,000
Subsequent Event [Member] | Shareholders [Member] | Maximum [Member] | Earn-Out Target 4 [Member]
Revenues			15,500,000
Subsequent Event [Member] | Shareholders [Member] | Minimum [Member] | Earn-Out Target 2 [Member]
Revenues			7,000,000
Subsequent Event [Member] | Shareholders [Member] | Minimum [Member] | Earn-Out Target 3 [Member]
Revenues			28,000,000
Subsequent Event [Member] | Shareholders [Member] | Minimum [Member] | Earn-Out Target 4 [Member]
Revenues			$ 62,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 1 [Member]
Preferred units issued			1,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 2 [Member]
Preferred units issued			1,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 3 [Member]
Preferred units issued			1,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 4 [Member]
Preferred units issued			1,000,000
Subsequent Event [Member] | Noteholder [Member]
Stock issued during period, shares		501,250
Debt instrument, face amount		$ 1,000,000
Accrued interest		$ 2,500
Subsequent Event [Member] | Settlement Agreement [Member]
Commitment description						Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made the payment on April 8, 2021.
Subsequent Event [Member] | Settlement Agreement [Member] | Safe TV Shop, LLC [Member]
Settlement amount				$ 25,000
Subsequent Event [Member] | Consulting Agreements [Member]
Stock issued for services, shares					150,000
Stock issued for services, value					$ 382,500
Subsequent Event [Member] | Employment Agreement [Member] | Employees [Member] | Common Stock [Member]
Stock issued during period, shares					525,541
Stock issued during period, value					$ 924,952
Subsequent Event [Member] | Employment Agreement One [Member] | Employees [Member] | Common Stock [Member]
Stock issued during period, shares					475,451
Stock issued during period, value					$ 836,794
Subsequent Event [Member] | Employment Agreement Two [Member] | Employees [Member] | Common Stock [Member]
Stock issued during period, shares					597,273
Stock issued during period, value					$ 1,051,200
Subsequent Event [Member] | Asset Contribution Agreement [Member] | Preferred Units [Member]
Preferred units issued			1,000,000
Stock issued during the period exchange			$ 1,000,000
Subsequent Event [Member] | Asset Contribution Agreement [Member] | Preferred Units [Member] | Maximum [Member]
Preferred units issued			4,000,000
Subsequent Event [Member] | Warrant Exercise Agreement [Member]
Warrant, exercise price																				$ 3.20
Number of warrants to purchase common stock																				2,870,000
Warrants price																				$ 3.20
Subsequent Event [Member] | Warrant Exercise Agreement [Member] | BHP Capital NY Inc [Member]
Warrant, exercise price																			$ 3.20
Number of warrants to purchase common stock																			1,500,000
Warrants price																			$ 3.20
Subsequent Event [Member] | Warrant Exercise Agreement [Member] | Hudson Bay Master Fund Ltd [Member]
Warrant, exercise price																			3.30
Warrants price																			$ 3.30
Subsequent Event [Member] | Subscription Agreement [Member] | ZVV Media Partners, LLC [Member]
Convertible note																			$ 2,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member] | Senior Secured Note [Member]
Debt instrument, face amount	120,000,000
Convertible notes payable	100,000,000
Debt instrument, unamortized discount	$ 20,000,000
Warrants term	5 years
Common stock, par value	$ 0.001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Stock issued during period, value								$ 10,000,000
Warrant, exercise price											$ 2.00
Number of warrants to purchase common stock											15,000,000
Debt instrument percentage								6.00%
Warrants term								5 years
Common stock, par value								$ 0.001
Debt instrument, conversion price								$ 4.847
Warrants price											$ 2.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ZVV Media Partners, LLC [Member]
Debt instrument, face amount								$ 2,000,000
Debt instrument term								P7Y
Debt instrument percentage								2.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Investor [Member] | Warrant [Member]
Warrant, exercise price	$ 4.00
Investor purchase percent	100.00%
Warrants price	$ 4.00
Warrants purchase	30,000,000